Leases and Right-of-Use-Assets (Details) - USD ($)				12 Months Ended
		Oct. 31, 2021	Oct. 31, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 20, 2024	Jan. 01, 2022
Operating Leased Assets [Line Items]
Land use right of gross value		$ 2,800,000	$ 3,500,000
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]				operating lease
Lease term							36 months	48 months
Discount rate							7.50%	3.70%
Average annual lease payment				$ 487,179
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]				Other long-term assets	Other long-term assets
Operating lease right-of-use assets	[1]			$ 6,519,396	$ 5,889,690
Lease liability				1,338,290
Operating lease expense				561,150	$ 338,233	$ 355,541
CHINA
Operating Leased Assets [Line Items]
Operating lease payment				$ 931,059

[1]	As of December 31, 2024 and December 31, 2023, the Company’s operating lease right-of-use assets in other long term assets included net value of land use right of Jinhua facility acquired in October 2020 and Jiangxi facility acquired in October 2021 of $5,161,944 and $5,443,448, respectively, as well as the amount of $216,159 and $446,242 related to the lease of Hangzhou office starting January 1, 2022, and the amount of $1,141,293 and $0 related to the lease of Texas warehouse starting June 20, 2024. The amortization expense of land use right of Jinhua facility and Jiangxi facility for the year ended December 31, 2024, 2023 and 2022 were $113,384, $115,204 and $121,099, respectively.